Deposits (Schedule of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Deposits [Abstract]
Noninterest bearing checking	$ 52,783	$ 49,313
Certificates of deposit	72,045	91,549
Savings deposits	132,822	111,851
Money market deposits	75,265	73,795
NOW deposits	179,022	143,389
Total interest bearing deposits	459,154	420,584
Total deposits	$ 511,937	$ 469,897